ORGANIZATION AND BUSINESS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 1,310,715	$ 1,812,729
Borrowing capacity	$ 920,710